Summary of Significant Accounting Policies (Details) - Schedule of Balance of Assets Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Level 1 [Member]
Schedule of Balance of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments
Warrant liabilities
Total
Level 2 [Member]
Schedule of Balance of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments		780,000
Warrant liabilities
Total		780,000
Level 3 [Member]
Schedule of Balance of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments
Warrant liabilities
Total